HSBC Holdings statement of cash flows (Parenthetical) - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Face Statements [Line Items]
– subordinated loan capital issued		£ 3,111	£ 10,466	£ 0
Repayments of subordinated liabilities	[1]	2,248	10,902	18
Foreign exchange gain (loss)		711	(512)	351
Fair value gains/(losses)		(427)	(82)	69
Interest received		7,668	4,285	5,424
Interest paid		5,284	2,919	3,725
Dividends received		£ 431	£ 704	£ 423

[1]	Subordinated liabilities changes during the year are attributable to cash flows from issuance £3,111m (2021: £10,466m; 2020: nil) and repayment of £(2,248)m (2021: £(10,902)m; 2020: £(18)m) of securities as presented in the Consolidated statement of cash flows. Non-cash changes during the year included foreign exchanges gains/(losses) £711m (2021: £(512)m; 2020: £351m) and fair value gains/(losses) £(427)m (2021: £(82)m; 2020: £69m).